Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	11.77%	10.60%	11.80%
C000002042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	8.81%	10.35%	11.80%
C000002037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		7.04%	10.12%	11.99%
Without Sales Load [Member] | C000113374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		13.94%	11.80%	13.02%
Without Sales Load [Member] | C000002038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		13.85%	11.71%	12.93%
Without Sales Load [Member] | C000002049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		13.56%	11.44%	12.64%
Without Sales Load [Member] | C000002048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		13.27%	11.16%	12.36%
Without Sales Load [Member] | C000002046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		12.69%	10.60%	11.80%
Without Sales Load [Member] | C000002044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		13.86%	11.72%	12.93%
Without Sales Load [Member] | C000002043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		12.74%	10.60%	11.80%
Without Sales Load [Member] | C000002042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		12.73%	10.60%	11.80%
Without Sales Load [Member] | C000002037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		13.57%	11.43%	12.65%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[3],[4],[5]	17.88%	14.42%	14.82%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.
[5]	Source: FactSet Research Systems Inc.